T. ROWE PRICE Health Sciences Fund
September 30, 2024 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  95.5%
BIOTECHNOLOGY  27.2%
International-Biotechnology  0.1%
Ideaya Biosciences (1) 476,906 15,108
15,108
Major Biotechnology  5.9%
Amgen  1,040,090 335,127
Biogen (1) 165,416 32,064
Celldex Therapeutics (1) 761,430 25,881
Exact Sciences (1) 1,157,764 78,867
Exact Sciences CMO Milestone, Acquisition Date: 1/6/21,
Cost $— (1)(2)(3) 3,726,272 2,124
Exact Sciences FDA Milestone, Acquisition Date: 1/6/21,
Cost $— (1)(2)(3) 1,863,136 1,062
Neurocrine Biosciences (1) 625,609 72,083
Vertex Pharmaceuticals (1) 786,121 365,609
912,817
Other Biotechnology  21.2%
Affinivax Expense Fund, Acquisition Date: 9/12/22, Cost $12 (1)
(2)(3) 12,445 12
Affinivax Milestone Event, Acquisition Date: 9/12/22,
Cost $3,454 (1)(2)(3) 7,349,672 5,439
Affinivax Next Gen. Prod. Milestone Event, Acquisition Date:
9/12/22, Cost $3,454 (1)(2)(3) 7,349,672 2,719
Agios Pharmaceuticals (1) 1,322,563 58,762
Akero Therapeutics (1) 608,731 17,465
Alector (1) 504,764 2,352
Allogene Therapeutics (1) 3,461,580 9,692
Alnylam Pharmaceuticals (1) 1,307,596 359,628
AnaptysBio (1) 367,820 12,322
Apellis Pharmaceuticals (1) 219,315 6,325
Apogee Therapeutics (1) 557,587 32,753
Arcellx (1) 757,447 63,254
Ardelyx (1) 613,650 4,228
Arvinas (1) 428,034 10,543
Ascendis Pharma, ADR (1) 917,831 137,041
Aura Biosciences (1) 347,019 3,092
Avidity Biosciences (1) 2,555,130 117,357
BeiGene, ADR (1) 748,314 168,004
Bicycle Therapeutics, ADR (1) 1,332,277 30,149
Biohaven (1) 1,850,419 92,465
BioMarin Pharmaceutical (1) 422,360 29,688

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Blueprint Medicines (1) 1,461,318 135,172
Cargo Therapeutics (1) 1,299,076 23,968
Centessa Pharmaceuticals, ADR (1) 2,946,792 47,119
Crinetics Pharmaceuticals (1) 1,080,200 55,198
Cytokinetics (1) 973,545 51,403
Day One Biopharmaceuticals (1) 49,375 688
Denali Therapeutics (1) 1,638,780 47,738
Disc Medicine (1) 194,421 9,554
Dyne Therapeutics (1) 634,696 22,798
Entrada Therapeutics (1) 276,252 4,415
EyePoint Pharmaceuticals (1) 495,747 3,961
Generation Bio (1) 1,759,966 4,347
Ginkgo Bioworks, Earn Out Shares $15.00, Acquisition Date:
9/17/21, Cost $— (1)(2)(3) 5,318 —
Ginkgo Bioworks, Earn Out Shares $17.50, Acquisition Date:
9/17/21, Cost $— (1)(2)(3) 5,318 —
Ginkgo Bioworks, Earn Out Shares $20.00, Acquisition Date:
9/17/21, Cost $— (1)(2)(3) 5,318 —
Gyroscope Therapeutics, Milestone Payment 1, Acquisition
Date: 2/18/22, Cost $5,684 (1)(2)(3) 5,683,928 —
Gyroscope Therapeutics, Milestone Payment 2, Acquisition
Date: 2/18/22, Cost $3,788 (1)(2)(3) 3,788,007 —
Gyroscope Therapeutics, Milestone Payment 3, Acquisition
Date: 2/18/22, Cost $3,788 (1)(2)(3) 3,788,007 —
IGM Biosciences (1) 849,754 14,055
Immatics (1) 1,407,211 16,056
Immuneering, Class A (1) 509,134 1,268
Immunocore Holdings, ADR (1) 1,115,122 34,714
Immunome (1) 1,526,696 22,320
Insmed (1) 2,535,244 185,073
Ionis Pharmaceuticals (1) 1,209,710 48,461
Iovance Biotherapeutics (1) 1,369,666 12,861
Krystal Biotech (1) 192,475 35,036
Kymera Therapeutics (1) 1,196,306 56,621
Legend Biotech, ADR (1) 685,435 33,401
Longboard Pharmaceuticals (1) 1,107,892 36,926
Lyell Immunopharma (1) 5,398,783 7,450
Monte Rosa Therapeutics (1) 923,019 4,892
MoonLake Immunotherapeutics (1) 1,308,166 65,958
Natera (1) 421,773 53,544
Novocure (1) 1,672,332 26,139
Oruka Therapeutics PIPE, Acquisition Date: 8/29/24,
Cost $9,541 (1)(3) 982,073 22,867
Pharming Group (EUR) (1) 1,477,344 1,234

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Pliant Therapeutics (1) 422,586 4,737
Prelude Therapeutics (1) 809,844 1,676
ProfoundBio, Escrow Fund Payment, EC, Acquisition Date:
5/24/24, Cost $704 (1)(2)(3) 704,486 669
ProfoundBio, Expense Fund Payment, EC, Acquisition Date:
5/24/24, Cost $2 (1)(2)(3) 2,348 2
Protagonist Therapeutics (1) 990,988 44,595
Prothena (1) 479,307 8,019
Rapport Therapeutics, Acquisition Date: 8/7/23 - 3/19/24,
Cost $8,828 (1)(3)(4) 614,731 12,590
RAPT Therapeutics (1) 53,914 108
Regeneron Pharmaceuticals (1) 425,043 446,822
Relay Therapeutics (1) 1,101,015 7,795
Repligen (1) 254,765 37,914
Replimune Group (1) 1,491,071 16,342
REVOLUTION Medicines (1) 1,435,330 65,092
REVOLUTION Medicines, Warrants, 11/14/28 (1) 198,505 28
Rocket Pharmaceuticals (1) 1,053,860 19,465
Sage Therapeutics (1) 258,933 1,870
Sana Biotechnology (1) 2,063,763 8,585
Scholar Rock, Warrants, 12/31/25, Acquisition Date: 6/17/22,
Cost $— (1)(3) 151,540 386
Scholar Rock Holding (1) 1,721,545 13,790
SpringWorks Therapeutics (1) 909,596 29,143
Spyre Therapeutics (1) 314,380 9,246
Structure Therapeutics, ADR (1) 979,076 42,972
Tenax Therapeutics (1) 21,178 73
Tenax Therapeutics, Warrants, 8/29/29, Acquisition Date:
8/6/24, Cost $— (1)(3) 1,103,045 727
Ultragenyx Pharmaceutical (1) 1,017,798 56,539
Vaxcyte (1) 1,169,577 133,648
Voyager Therapeutics (1) 622,401 3,641
WaVe Life Sciences (1) 1,498,350 12,287
Xencor (1) 715,451 14,388
Zai Lab, ADR (1) 1,402,378 33,853
Zentalis Pharmaceuticals (1) 688,103 2,532
3,278,061
Total Biotechnology 4,205,986
CONSUMER NONDURABLES  0.3%
Biotechnology  0.2%
MBX Biosciences, Series C, Acquisition Date: 8/2/24,
Cost $8,824 (1)(3)(4) 712,634 18,515

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Oruka Therapeutics PIPE, Acquisition Date: 9/12/24,
Cost $3,290 (1)(3) 143,022 3,330
21,845
Pharmaceuticals  0.1%
Tenax Therapeutics, Warrants, Acquisition Date: 8/6/24,
Cost $6,266 (1)(3)(5) 2,095,785 6,876
6,876
Total Consumer Nondurables 28,721
LIFE SCIENCES  10.5%
Life Sciences  10.5%
Agilent Technologies  681,829 101,238
Bio-Techne  783,083 62,592
Bruker  275,449 19,022
Danaher  2,224,084 618,340
Ginkgo Bioworks Holdings (1) 34,847 284
Pacific Biosciences of California (1) 1,058,616 1,800
Revvity  397,865 50,827
SomaLogic, Warrants, 8/31/26 (1) 90,179 57
Thermo Fisher Scientific  1,240,765 767,500
Total Life Sciences 1,621,660
MISCELLANEOUS  0.0%
Miscellaneous  0.0%
Orchestra BioMed Holdings (1) 344,985 1,773
Total Miscellaneous 1,773
PHARMACEUTICALS  17.9%
Major Pharmaceuticals  17.6%
AstraZeneca, ADR  3,992,396 311,048
Chugai Pharmaceutical (JPY)  1,516,500 73,506
Eli Lilly  1,831,444 1,622,550
Merck  4,133,067 469,351
Novo Nordisk, ADR  1,284,481 152,943
Sanofi, ADR  1,410,730 81,300
2,710,698
Specialty Pharmaceuticals  0.3%
Madrigal Pharmaceuticals (1) 219,753 46,636
46,636
Total Pharmaceuticals 2,757,334

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PRODUCTS & DEVICES  17.1%
Capital Equipment  0.2%
PROCEPT BioRobotics (1) 375,514 30,086
30,086
Implants  11.9%
Becton Dickinson & Company  685,944 165,381
Boston Scientific (1) 3,121,727 261,601
Edwards Lifesciences (1) 963,067 63,553
Intuitive Surgical (1) 1,484,305 729,195
Sonova Holding  173,963 62,661
Stryker  1,517,169 548,092
Verily Life Sciences, Series B, Acquisition Date: 1/23/19,
Cost $13,998 (1)(2)(3) 113,564 7,638
1,838,121
Other Products & Devices  5.0%
10X Genomics, Class A (1) 1,152,067 26,014
Argenx, ADR (1) 804,556 436,134
Dexcom (1) 371,784 24,924
Hologic (1) 726,211 59,157
IDEXX Laboratories (1) 114,379 57,787
Inspire Medical Systems (1) 76,283 16,099
Lantheus Holdings (1) 278,691 30,586
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $31,622 (1)
(2)(3) 8,397,988 3,443
Penumbra (1) 591,640 114,962
Saluda Medical, Warrants, 1/20/27, Acquisition Date: 1/20/22,
Cost $— (1)(2)(3) 103,592 204
769,310
Total Products & Devices 2,637,517
SERVICES  18.0%
Distribution  0.6%
Cardinal Health  319,404 35,300
Cencora  102,021 22,963
McKesson  74,875 37,020
95,283
Information  0.0%
GeneDx Holdings (1) 30,145 1,280
GeneDx Holdings, Warrants, 7/22/26 (1) 206,747 15
1,295
Other Services  1.4%
ICON (1) 186,829 53,678

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PrognomIQ, Class A, Acquisition Date: 11/15/19 - 9/6/24,
Cost $14,561 (1)(2)(3) 606,615 369
Quest Diagnostics  251,703 39,077
Tempus Labs, Series D, Acquisition Date: 3/16/18 - 6/21/24,
Cost $45,686 (1)(3)(4) 2,277,302 128,895
222,019
Payors  13.8%
Centene (1) 386,153 29,070
Cigna Group  759,966 263,283
Elevance Health  851,531 442,796
Humana  164,788 52,195
Molina Healthcare (1) 495,610 170,767
Oscar Health, Class A (1) 2,983,143 63,272
UnitedHealth Group  1,904,666 1,113,620
2,135,003
Providers  2.2%
BrightSpring Health Services (1) 1,803,999 26,483
HCA Healthcare  431,807 175,499
Tenet Healthcare (1) 829,086 137,794
339,776
Total Services 2,793,376
Total Miscellaneous Common Stocks  4.5% (6) 703,721
Total Common Stocks (Cost $6,737,246) 14,750,088
CONVERTIBLE BONDS  0.2%
Galvanize Therapeutics, 0.00%, 2/13/27, Acquisition Date:
2/28/24, Cost $6,173 (1)(2)(3) 6,172,900 6,173
Immunocore Holdings, 2.50%, 2/1/30 (7) 15,469,000 13,352
Kardium, 10.00%, 12/31/26, Acquisition Date: 5/31/24,
Cost $5,292 (1)(2)(3)(8) 5,291,700 5,291
Total Convertible Bonds (Cost $26,934) 24,816
CONVERTIBLE PREFERRED STOCKS  3.6%
BIOTECHNOLOGY  1.9%
Other Biotechnology  1.9%
Aktis Oncology, Series B, Acquisition Date: 9/20/24,
Cost $11,031 (1)(2)(3) 2,757,866 11,031
Arbor Bio, Series B, Acquisition Date: 10/29/21, Cost $8,828 (1)
(2)(3) 532,759 2,190

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Arsenal Biosciences, Series C, Acquisition Date: 7/9/24,
Cost $13,459 (1)(2)(3) 724,394 13,459
Avalyn Pharma, Series C-1, Acquisition Date: 9/22/23,
Cost $6,178 (1)(2)(3) 8,436,161 6,178
Bluejay Therapeutics, Series C, Acquisition Date: 5/1/24,
Cost $16,506 (1)(2)(3)(8) 2,529,000 16,506
Bluejay Therapeutics, Series C-1, Acquisition Date: 5/1/24,
Cost $1,135 (1)(2)(3)(8) 173,971 1,135
Chroma Medicine, Series A, Acquisition Date: 10/12/21,
Cost $11,040 (1)(2)(3) 5,207,526 13,540
Chroma Medicine, Series B, Acquisition Date: 2/8/23,
Cost $4,412 (1)(2)(3) 1,697,072 4,412
Delfi Diagnostics, Series A, Acquisition Date: 1/12/21 - 4/7/22,
Cost $7,107 (1)(2)(3) 3,426,868 16,605
Delfi Diagnostics, Series B, Acquisition Date: 6/10/22,
Cost $8,980 (1)(2)(3) 1,853,138 8,979
Eikon Therapeutics, Series B, Acquisition Date: 12/3/21,
Cost $18,022 (1)(2)(3) 1,018,820 21,904
Eikon Therapeutics, Series C, Acquisition Date: 5/18/23,
Cost $4,262 (1)(2)(3) 198,249 4,262
EndeavorBio, Series B, Acquisition Date: 1/21/22,
Cost $8,808 (1)(2)(3) 1,867,734 12,186
EndeavorBio, Series C, Acquisition Date: 4/22/24,
Cost $3,195 (1)(2)(3) 489,761 3,195
FOG Pharma, Series C, Acquisition Date: 1/11/21 - 8/2/21,
Cost $6,251 (1)(2)(3) 431,391 3,662
FOG Pharma, Series D, Acquisition Date: 11/17/22,
Cost $6,622 (1)(2)(3) 615,203 4,517
FOG Pharma, Series E, Acquisition Date: 2/29/24,
Cost $1,941 (1)(2)(3) 311,589 1,941
Generate Bio, Series B, Acquisition Date: 9/2/21,
Cost $22,096 (1)(2)(3) 1,864,632 22,096
Generate Bio, Series C, Acquisition Date: 5/9/23,
Cost $4,412 (1)(2)(3) 372,360 4,412
Genesis Therapeutics, Series A, Acquisition Date: 11/24/20,
Cost $4,236 (1)(2)(3) 829,412 4,236
Genesis Therapeutics, Series B, Acquisition Date: 8/10/23,
Cost $10,152 (1)(2)(3) 1,987,585 10,152
Insitro, Series B, Acquisition Date: 5/21/20, Cost $5,505 (1)(2)
(3) 883,580 16,162
Insitro, Series C, Acquisition Date: 4/7/21, Cost $10,762 (1)(2)
(3) 588,382 10,762
Kartos Therapeutics, Series C, Acquisition Date: 8/22/23,
Cost $10,593 (1)(2)(3) 1,873,841 10,593
Laronde, Series B, Acquisition Date: 7/28/21, Cost $32,757 (1)
(2)(3) 1,169,887 2,574

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Obsidian Therapeutics, Series C, Acquisition Date: 3/27/24,
Cost $8,821 (1)(2)(3) 4,647,794 8,821
Odyssey Therapeutics, Series B, Acquisition Date: 5/13/22,
Cost $7,048 (1)(2)(3) 1,115,915 5,803
Odyssey Therapeutics, Series C, Acquisition Date: 10/25/23,
Cost $530 (1)(2)(3) 105,905 530
Oruka Therapeutics PIPE, Series A, Acquisition Date: 9/12/24,
Cost $1,426 (1)(3) 62 1,444
Ring Therapeutics, Series B, Acquisition Date: 4/12/21,
Cost $9,004 (1)(2)(3) 978,705 4,502
Ring Therapeutics, Series C, Acquisition Date: 10/7/22,
Cost $4,414 (1)(2)(3) 479,818 2,207
SalioGen Therapeutics, Series B, Acquisition Date: 12/10/21,
Cost $11,024 (1)(2)(3) 104,129 3,031
Scribe Therapeutics, Series B, Acquisition Date: 3/17/21,
Cost $6,219 (1)(2)(3) 1,027,755 6,219
Sionna Therapeutics, Series B, Acquisition Date: 2/2/22,
Cost $5,284 (1)(2)(3) 541,277 5,284
Sionna Therapeutics, Series C, Acquisition Date: 3/4/24,
Cost $1,764 (1)(2)(3) 180,663 1,764
Tessera Therapeutics, Series C, Acquisition Date: 2/25/22,
Cost $7,915 (1)(2)(3) 387,032 7,915
Third Arc Bio, Series A, Acquisition Date: 7/16/24,
Cost $4,412 (1)(2)(3) 2,096,879 4,412
Treeline Biosciences, Series A, Acquisition Date: 4/9/21 -
9/26/22, Cost $18,552 (1)(2)(3) 2,370,150 20,408
Total Biotechnology 299,029
CONSUMER NONDURABLES  0.2%
Biotechnology  0.1%
Nutcracker Therapeutics, Series C, Acquisition Date: 8/27/21,
Cost $11,050 (1)(2)(3) 1,027,785 11,050
11,050
Health Care Services  0.1%
Capsule, Series 1-D, Acquisition Date: 4/7/21, Cost $12,365 (1)
(2)(3) 853,213 1,945
Capsule, Series E, Acquisition Date: 1/10/23, Cost $2,658 (1)
(2)(3) 906,656 2,067
Color Health, Series D, Acquisition Date: 12/17/20,
Cost $11,180 (1)(2)(3)(8) 296,922 5,256
Color Health, Series D-1, Acquisition Date: 1/13/20,
Cost $9,358 (1)(2)(3)(8) 438,696 5,260

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Color Health, Series E, Acquisition Date: 10/26/21,
Cost $4,414 (1)(2)(3)(8) 44,149 1,744
16,272
Total Consumer Nondurables 27,322
LIFE SCIENCES  0.9%
Life Sciences  0.9%
Cellanome, Series A, Acquisition Date: 12/30/21,
Cost $11,023 (1)(2)(3) 1,993,387 14,930
Chromacode, Series D-1, Acquisition Date: 2/28/22,
Cost $2,202 (1)(2)(3) 3,137,582 659
Chromacode, Series D-2, Acquisition Date: 2/28/22,
Cost $2,202 (1)(2)(3) 3,137,581 1,443
Clear Labs, Series C, Acquisition Date: 5/13/21,
Cost $13,294 (1)(2)(3) 3,830,773 11,875
DNA Script, Series C, Acquisition Date: 12/16/21, Cost $21,371
(EUR) (1)(2)(3) 25,201 8,093
Element Biosciences, Series C, Acquisition Date: 6/21/21,
Cost $17,704 (1)(2)(3) 861,217 8,345
Element Biosciences, Series D, Acquisition Date: 6/28/24,
Cost $2,207 (1)(2)(3) 281,354 2,207
Element Biosciences, Series D-1, Acquisition Date: 6/28/24,
Cost $2,207 (1)(2)(3) 281,354 2,207
Inscripta, Series E, Acquisition Date: 3/30/21, Cost $12,829 (1)
(2)(3) 1,452,941 2,717
Lumicks Tech, Series D, Acquisition Date: 4/14/21,
Cost $8,875 (1)(2)(3) 4,954 4,592
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $16,458 (1)(2)(3) 1,204,832 55,988
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $18,956 (1)(2)(3) 426,855 19,836
Total Life Sciences 132,892
PRODUCTS & DEVICES  0.3%
Capital Equipment  0.1%
Reflexion Medical, Series C, Acquisition Date: 4/3/18,
Cost $4,243 (1)(2)(3) 2,507,885 4,314
Reflexion Medical, Series D, Acquisition Date: 4/3/20,
Cost $2,142 (1)(2)(3) 1,123,437 1,966
Reflexion Medical, Series E, Acquisition Date: 3/1/22,
Cost $4,403 (1)(2)(3) 1,857,286 3,343
Reflexion Medical, Series F, Acquisition Date: 11/13/23,
Cost $2,690 (1)(2)(3) 1,794,104 2,368
11,991

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Implants  0.1%
Kardium, Series D-5, Acquisition Date: 11/29/18,
Cost $8,574 (1)(2)(3)(8) 8,849,057 7,522
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $12,516 (1)
(2)(3)(8) 12,320,393 10,472
17,994
Other Products & Devices  0.1%
Saluda Medical, Series D, Acquisition Date: 1/20/22,
Cost $8,810 (1)(2)(3) 690,617 7,348
Saluda Medical, Series E, Acquisition Date: 4/6/23,
Cost $4,353 (1)(2)(3) 539,186 5,214
12,562
Total Products & Devices 42,547
SERVICES  0.3%
Information  0.0%
Cleerly, Series C, Acquisition Date: 7/8/22, Cost $6,904 (1)(2)
(3) 586,029 4,876
4,876
Other Services  0.2%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $10,374 (1)(2)(3) 3,758,668 13,681
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $18,471 (1)(2)(3) 2,280,334 8,300
Freenome Holdings, Series B, Acquisition Date: 6/24/19,
Cost $7,102 (1)(2)(3) 1,558,570 8,650
Freenome Holdings, Series C, Acquisition Date: 8/14/20,
Cost $6,139 (1)(2)(3) 928,231 5,152
Freenome Holdings, Series D, Acquisition Date: 11/22/21,
Cost $3,971 (1)(2)(3) 526,504 2,933
Freenome Holdings, Series F, Acquisition Date: 1/26/24,
Cost $1,322 (1)(2)(3) 178,707 992
39,708
Providers  0.1%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $7,539 (1)(2)(3) 3,130,941 5,354
Honor Technology, Series E, Acquisition Date: 9/29/21,
Cost $6,626 (1)(2)(3) 2,095,807 3,584
8,938
Total Services 53,522
Total Convertible Preferred Stocks (Cost $621,235) 555,312

T. ROWE PRICE Health Sciences Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PREFERRED STOCKS  0.3%
LIFE SCIENCES  0.3%
Life Sciences  0.3%
Sartorius (EUR)  143,700 40,406
Total Life Sciences 40,406
Total Preferred Stocks (Cost $25,964) 40,406
SHORT-TERM INVESTMENTS  0.3%
Money Market Funds  0.3%
T. Rowe Price Government Reserve Fund, 4.97% (8)(9) 53,457,918 53,458
Total Short-Term Investments (Cost $53,458) 53,458
Total Investments in Securities  99.9%
(Cost $7,464,837) $ 15,424,080
Other Assets Less Liabilities 0.1% 14,384
Net Assets 100.0% $ 15,438,464
‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $784,643 and represents 5.1% of net assets.
(4) Security is subject to a contractual sale restriction (lockup). The total value of such securities at period-end amounts to $160,000; the remaining lockup period is generally less than one year; and early lockup release provisions may be applicable based on certain set milestones or conditions in accordance with legal documents.
(5) Perpetual security with no stated maturity date.
(6) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(7) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $13,352 and represents 0.1% of net assets.
(8) Affiliated Companies
(9) Seven-day yield

T. ROWE PRICE Health Sciences Fund

ADR American Depositary Receipts
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
JPY Japanese Yen
PIPE Private Investment in Public Equity

T. ROWE PRICE Health Sciences Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Bluejay Therapeutics, Series C  $ — $ — $ —
Bluejay Therapeutics, Series C-1  — — —
Cellanome, Series A  — — —
Color Health, Series D  — (478) —
Color Health, Series D-1  — (1,066) —
Color Health, Series E  — 66 —
Kardium, 10.00%, 12/31/26  — (1) 202
Kardium, Series D-5  — — —
Kardium, Series D-6  — — —
PrognomIQ, Class A ^^ — (17,943) —
T. Rowe Price Government Reserve Fund,
4.97% — — 582
Totals $ —# $ (19,422) $ 784+

T. ROWE PRICE Health Sciences Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
09/30/24
Bluejay Therapeutics, Series
C  $ — $ 16,506 $ — $ 16,506
Bluejay Therapeutics, Series
C-1  — 1,135 — 1,135
Cellanome, Series A  14,930 — — *
Color Health, Series D  * — — 5,256
Color Health, Series D-1  * — — 5,260
Color Health, Series E  * — — 1,744
Kardium, 10.00%, 12/31/26  — 5,292 — 5,291
Kardium, Series D-5  7,522 — — 7,522
Kardium, Series D-6  10,472 — — 10,472
PrognomIQ, Class A ^^ 18,312 14,561 14,561 *
T. Rowe Price Government
Reserve Fund, 4.97% 196,318  ¤  ¤ 53,458
Total $ 106,644^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $784 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $122,433.
^^ Includes previously reported affiliates PrognomIQ, Series A-4; PrognomIQ, Series A-5;
PrognomIQ, Series B; and PrognomIQ, Series C acquired through a corporate action.
* On the date indicated, issuer was held but not considered an affiliated company.

T. ROWE PRICE Health Sciences Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Health Sciences Fund, Inc. (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Health Sciences Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation
Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust

T. ROWE PRICE Health Sciences Fund

those prices. The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Health Sciences Fund

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on
September 30, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2024. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2024, totaled $(75,526,000) for the period ended September 30, 2024. During the period, transfers out of Level 3 were because observable market data became available for the security.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 14,377,712 $ 348,695 $ 23,681 $ 14,750,088
Convertible Bonds — 13,352 11,464 24,816
Convertible Preferred Stocks — 1,444 553,868 555,312
Preferred Stocks — 40,406 — 40,406
Short-Term Investments 53,458 — — 53,458
Total $ 14,431,170 $ 403,897 $ 589,013 $ 15,424,080
($000s)
Beginning
Balance
12/31/23
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Transfer
Out of
Level 3
Ending
Balance
9/30/24
Investment in
Securities
Common Stocks $ 31,697 $ (15,466) $ 15,269 $ (8,068) $ 249 $ 23,681
Convertible Bonds — — 11,464 — — 11,464
Convertible
Preferred Stocks 654,058 (115,331) 73,297 (58,156) — 553,868
Total $ 685,755 $ (130,797) $ 100,030 $ (66,224) $ 249 $ 589,013

T. ROWE PRICE Health Sciences Fund

In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$ 23,681 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
5%
–100%
36% Decrease
Discount for
illiquidity
100% 100% Decrease
Market
comparable
Enterprise
value to sales
multiple
2.2x
– 6.9x
5.4x Increase
Enterprise
value to gross
profit multiple
5.0x
– 10.0x
8.4x Increase
Discount
for lack of
marketability
10% 10% Decrease
Expected
present value
Discount rate
for cost of
equity
7% 7% Decrease
Discount for
regulatory
uncertainty
29% 29% Decrease
Options pricing
model
Private
company
valuation
—# —# —#

T. ROWE PRICE Health Sciences Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Risk-free rate 4% 4% Increase
Volatility 33% 33% Increase
Convertible
Bonds
$ 11,464 Recent
comparable
transaction
price(s)
—# —# —# —#
Convertible
Preferred
Stocks
$ 553,868 Recent
comparable
transaction
price(s)
—# —# —# —#
Conversion
Ratio
—# —# —#
Discount for
dilution
12% 12% Decrease
Discount for
uncertainty
25%
– 100%
35% Decrease
Market
comparable
Premium for
liquidation
preference
—# —# —#
Conversion
ratio
—# —# —#
Premium to
public company
multiples
59%
– 147%
102% Increase
Enterprise
value to sales
multiple
1.6x
– 8.7x
6.7x Increase
Projected
enterprise
value to sales
multiple
4.3x
– 8.7x
7.3x Increase
Sales growth
rate
7%
– 124%
63% Increase

T. ROWE PRICE Health Sciences Fund

Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Enterprise
value to gross
profit multiple
4.9x
– 21.6x
16.0x Increase
Projected
enterprise
value to gross
profit multiple
6.8x
– 21.6x
16.7x Increase
Gross profit
growth rate
23%
– 171%
95% Increase
Enterprise
value to
EBITDA
multiple
11.5x
– 16.1x
13.8x Increase
EBITDA growth
rate
56% 56% Increase
Projected
enterprise
value to
EBITDA
multiple
37.6x 37.6x Increase
Probability
for potential
outcome
10%
– 70%
35% Increase
Discount to
public company
multiples
43%
– 52%
48% Decrease
Discount rate
for cost of
capital
10%
– 30%
15% Decrease
Discount for
uncertainty
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Health Sciences Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F114-054Q3 09/24
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 4% 4% Increase
Volatility 41% 41% Increase